ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549



            Read instructions at end of Form before preparing Form.


 1.  Name and address of issuer:
                                   The Marsico Investment Fund
                                   1200 17th Street, Suite 1300
                                   Denver, CO  80202


 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):



 3.  Investment Company Act File Number:  811-8397

     Securities Act File Number:  333-36975


 4(a).Last day of fiscal year for which this notice is filed:

                               September 30, 1998


 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due:


 4(c). Check box if this is the last time the issuer will be filing this form.



 5.Calculation of registration fee:

   (i)   Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):           $  1,649,324,699


   (ii)  Aggregate price of securities redeemed or
         repurchased during the fiscal year:         $ 454,576,764

   (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
         to the Commission:                          $ -



 (iv)    Total available redemption credits
         (add Items 5(ii) and 5(iii):                     - $    454,576,764

   (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                   $1,194,747,935

   (vi)  Redemption credits available for use in future years
         - if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:    $ (-)

   (vii) Multiplier for determining registration fee
         (See Instruction C.9):                                X     0.000278

   (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
           (enter "0" if no fee is due):                       =     $ 332,140

 6.Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
   securities (number of shares or other units) deducted here:    -  If there
   is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
   -----------------------

 7.Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


                                                                    +$  -


 8.Total of the amount of the registration fee due plus any interest due [line
   5(viii) plus line 7]:

                                                                    =$332,140


 9.Date the registration fee an any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:         N/A

                             Wire Transfer

                             Mail or other means



                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)<F1>

                          /s/ Barb Japha
                          Barb Japha, President


     Date:   December ----, 1998

       <F1> Please print the name and title of the signing officer below the signature.